   UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                File No.  333-52579

Pre Effective Amendment No.	☐

Post Effective Amendment No. 2 5	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                     File No.  811-08241

Amendment No. 139	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)                (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance   and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	February 14 , 2012

It is proposed that this filing will become effective (check appropriate box)
☑  immediately upon filing pursuant to paragraph (b)
☐  on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

Nationwide Life Insurance Company • Nationwide Variable Account-9

Prospectus supplement dated February 14, 2012 to
BOA Future, BOA Choice, Paine Webber Choice, BOA Exclusive II, and BOA V prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Additionally, all references to Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares are removed.

2.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series II Shares are removed.

3.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Global Technology Portfolio: Service II Shares into the Janus Aspen Series – Global Technology Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Global Technology Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Global Technology Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Global Technology Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Global Technology Portfolio: Service II Shares are removed.

4.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Overseas Portfolio: Service II Shares into the Janus Aspen Series – Overseas Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Overseas Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Overseas Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Overseas Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Overseas Portfolio: Service II Shares are removed.

5.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Emerging Markets Fund: Class R1 into the Van Eck VIP Trust – Emerging Markets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Emerging Markets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Emerging Markets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Emerging Markets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Emerging Markets Fund: Class R1 are removed.

6.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 into the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Global Hard Assets Fund: Class R1 are removed.

INCORPORATION BY REFERENCE

The prospectus supplements dated June 10, 2011, June 24, 2011, July 12, 2011, September 12, 2011, and December 15, 2011, and the prospectus, statement of additional information, and Part C that were effective May 1, 2011, previously filed with the Commission under SEC file No. 333-52579, are hereby incorporated by reference and made a part of this registration statement.

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SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 14 th   day of February , 201 2 .
NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ TIMOTHY D. CRAWFORD
  Timothy D. Crawford
     Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 14 th   day of February , 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President- Nationwide Financial Network and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact